Trade Accounts Receivable (Details) - Schedule of Changes in Expected Credit Losses - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at the beginning of the period	$ (84,913)	$ (82,636)	$ (82,636)	$ (82,318)	$ (79,638)
Additions	(10,564)	(6,349)	9,906	9,230	12,289
Write-offs/Reversals	5,483	8,473	9,580	10,351	8,541
Exchange rate variation	4,189	(6,259)	(1,951)	(1,439)	968
Balance at the end of the period	$ (85,805)	$ (86,771)	$ (84,913)	$ (82,636)	$ (82,418)